Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	May 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Exchange Rates [line items]
Right-of-use assets		$ 2,055	$ 1,977
Bottom of range [member] | Argentina [member]
Disclosure Of Exchange Rates [line items]
Cumulative inflation rate	100.00%
IFRS 16 [member]
Disclosure Of Exchange Rates [line items]
Right-of-use assets		1,700
Lease liabilities		$ 1,800